Dec. 03, 2024
Janus Henderson Global Sustainable Equity Fund

Janus Investment Fund

Janus Henderson Emerging Markets Fund

Janus Henderson Global Sustainable Equity Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 3, 2024

to Currently Effective Prospectuses

Effective immediately, the prospectuses for the Funds are amended as follows:

1.	Under “Principal Investment Strategies” in the Fund Summary section of Janus Henderson Emerging Markets Fund’s prospectuses, the following paragraph is added after the fifth paragraph:

As part of its investment process, portfolio management utilizes third-party inputs to seeks to (i) invest at least 20% of the Fund’s net asset value, under normal circumstances, in companies that are aligned with at least one of the United Nation’s Sustainable Development Goals; and (ii) invest in a portfolio of securities that, in the aggregate, has a lower carbon intensity than the MSCI Emerging Markets Index. Portfolio management will engage with an issuer’s management to encourage improved ESG practices for those companies that have a United Nations Global Compact Principles status of “fail,” with the expectation that these engagement efforts will result in improvements over time, and will sell a security if a company is not responsive to such engagement efforts.

2.	Under “Principal Investment Risks” in the Fund Summary section of Janus Henderson Emerging Markets Fund’s prospectuses, the following risk factor is added:

ESG Investment Risk. Because the Fund considers environmental, social, and governance (“ESG”) factors in selecting securities, the Fund may perform differently than funds that do not consider ESG factors. Due to the ESG considerations and exclusionary criteria employed by the Fund, the Fund may not be invested in certain industries or sectors, and therefore may have lower performance than portfolios that do not apply similar criteria. ESG-related information provided by issuers and third parties, which portfolio management may utilize, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Further, the regulatory landscape for ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to consider their environmental or social practices may fall out of favor, which could potentially limit the Fund’s investment universe. There is also a risk that the issuers identified through the investment process employed by the Fund may fail to adhere to positive environmental or social practices, which may result in selling a security when it might otherwise be disadvantageous to do so.

3.	Under “Principal Investment Strategies” in the Fund Summary section of Janus Henderson Global Sustainable Equity Fund’s prospectuses, the following list replaces the corresponding list in its entirety:

•	alcohol;
•	animal testing (non-medical);
•	chemicals of concern;
•	civilian firearms and ammunition;
•	controversial weapons;
•	conventional weapons;
•	fossil fuels;

•	fur;
•	gambling;
•	genetically modified organisms;
•	human stem cell research;
•	intensive farming;
•	nuclear power generation;
•	pornography;
•	tobacco; and
•	United Nations Global Compact and Organization for Economic Co-operation and Development violators.

4.	Under “Additional Investment Strategies and General Portfolio Policies – Security Selection” in the Additional Information about the Funds section of the Funds’ prospectuses the following paragraphs replace the corresponding paragraphs in their entirety:

Janus Henderson Emerging Markets Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies in emerging market countries. Portfolio management employs both a “top-down” and “bottom-up” approach to select investments for the Fund. The top-down approach involves a macro analysis of factors that include an issuer’s economic growth profile, the stages of a country’s development, and trends in a country’s governance and regulatory framework. The bottom-up analysis focuses on fundamental research and considers, among other factors, a company’s valuation, growth potential, competitive positioning, projected future earnings, cash flows, governance, and dividends. As part of its investment process, portfolio management utilizes third-party inputs to seeks to (i) invest at least 20% of the Fund’s net asset value, under normal circumstances, in companies that are aligned with at least one of the United Nation’s Sustainable Development Goals; and (ii) invest in a portfolio of securities that, in the aggregate, has a lower carbon intensity than the MSCI Emerging Markets Index. Portfolio management will engage with an issuer’s management to encourage improved ESG practices for those companies that have a United Nations Global Compact Principles status of “fail,” with the expectation that these engagement efforts will result in improvements over time, and will sell a security if a company is not responsive to such engagement efforts. In addition, the Fund will generally consider selling a stock when, in portfolio management’s opinion, there is a deterioration in the factors considered in selecting investments for the Fund, including changes in a country’s stage of development, governance, or regulatory framework. The Fund will also consider selling a stock when, in portfolio management’s opinion, a company’s fundamentals or a company’s revenue growth has slowed, or there has been changes in a company’s risk/reward potential.

Janus Henderson Global Sustainable Equity Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. In selecting investments, portfolio management employs a “bottom-up” approach that focuses on fundamental research. To identify the universe of investible securities for the Fund, portfolio management first employs positive selection criteria that seeks to identify companies that derive at least 50% of their current or future expected revenues from at least one of ten environmental and social themes. Environmental themes include efficiency, cleaner energy, water management, environmental services, and sustainable transport. Social themes include sustainable property and finance, safety, quality of life, knowledge and technology, and health.

Next, portfolio management applies broad-based negative screens, which rely on third-party inputs, to seek to avoid securities of issuers that, in the determination of the Adviser, are significantly engaged in or derive more than de minimis revenue (generally no more than 5-10%, except as noted below) from industries, activities, or assets considered by portfolio management to have a negative impact on society or the environment. A current list of such industries, activities, or assets, which may evolve over time, follows:

•	alcohol;
•	animal testing (non-medical);
•	chemicals of concern (such as, but not limited to, microbeads, persistent organic pollutants and the manufacture of any other substances banned or restricted under international conventions);

•	civilian firearms and ammunition;
•	controversial weapons;
•	conventional weapons;
•	fossil fuels;
•	fur;
•	gambling;
•	genetically modified organisms;
•	human stem cell research;
•	intensive farming;
•	nuclear power generation;
•	pornography;
•	tobacco production, distribution, retail, licensing and supply and sales; and
•	United Nations Global Compact and Organization for Economic Co-operation and Development violators.

In screening such investments, there may be instances where the de minimis limits cannot be expressed quantitatively, in which case portfolio management applies a qualitative assessment of an issuer. Among other things, the qualitative assessment looks at the extent to which an “avoided” activity is part of a company’s business, whether a company is taking action to address and improve upon such activity, and may consider certain issuers, industries or sectors that are in the process of transitioning to sustainable business practices, in which case a threshold of greater than 5-10% may initially be applied.

Issuers are excluded if they derive any revenue from controversial weapons, fossil fuels, or tobacco production. As it relates to the fossil fuels exclusion, portfolio management may invest in issuers generating power from natural gas if the issuer’s strategy involves a transition to renewable energy power generation and they have a carbon intensity aligned with the Paris Agreement on Climate Change.

In addition, portfolio management applies screens to exclude direct investment in:

•	any issuer whose head office is located in a country or territory included in the latest available version of the European Union’s list of countries and territories not cooperating on tax issues;
•	any issuer whose registered office is domiciled in a country or territory on the Financial Action Task Force blacklist or greylist; and
•	any issuer that that derives 50 % or more of its revenues from electricity generation with a greenhouse gas intensity that exceeds certain thresholds for power sector emissions intensity.

In selecting investments, portfolio management will then consider, among other factors, a company’s growth potential, competitive positioning, operational quality, and strategy. Portfolio management may also consider factors such as a company’s historic and projected return on capital, balance sheets, and financial models. Portfolio management will also consider ESG factors, which may include climate change, deforestation, biodiversity, human rights, company culture, community relations, board structure and diversity, executive pay, and corporate reporting. Portfolio management seeks to maintain a portfolio of securities that has a carbon footprint and carbon intensity that is at least 20% below the MSCI World Index. At portfolio management’s discretion, the Fund will engage with a company’s management regarding matters that may include shareholder rights, governance and remuneration, climate change, carbon emissions, pollution, biodiversity, human capital, and diversity and inclusion.

Portfolio management does not apply these ESG and sustainable investment criteria in managing the Fund’s exposure to cash and cash equivalents.

The Fund will generally consider selling a stock if, in portfolio management’s opinion, there has been a regulatory, industry, or position-level change that may impair a company’s revenue growth. The Fund will also consider selling a stock if, in portfolio management’s opinion, the company’s business model no longer meets the sustainable investment criteria employed in managing the Fund.

5.	Under “Risks of the Funds” in the Additional Information about the Funds section of the Fund's prospectus, the following risk factor replaces the corresponding risk factor in its entirety:

ESG Integration Risk. Portfolio management of Janus Henderson Global Equity Income Fund integrates ESG factors by incorporating ESG information into the Fund's investment process. As a result, the Fund may have different exposures to certain industries, sectors, or regions relative to its benchmark index and/or similar funds that do not consider ESG factors. This may in turn cause the Fund to underperform relative to its benchmark index or similar funds that do not consider ESG factors. In addition, information related to ESG factors provided by issuers and third parties, upon which portfolio management, may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies or be applied differently across issuers and industries. Further, the regulatory landscape regarding ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment policies.

Please retain this Supplement with your records.

Janus Henderson Emerging Markets Fund

Janus Investment Fund

Janus Henderson Emerging Markets Fund

Janus Henderson Global Sustainable Equity Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 3, 2024

to Currently Effective Prospectuses

Effective immediately, the prospectuses for the Funds are amended as follows:

1.	Under “Principal Investment Strategies” in the Fund Summary section of Janus Henderson Emerging Markets Fund’s prospectuses, the following paragraph is added after the fifth paragraph:

As part of its investment process, portfolio management utilizes third-party inputs to seeks to (i) invest at least 20% of the Fund’s net asset value, under normal circumstances, in companies that are aligned with at least one of the United Nation’s Sustainable Development Goals; and (ii) invest in a portfolio of securities that, in the aggregate, has a lower carbon intensity than the MSCI Emerging Markets Index. Portfolio management will engage with an issuer’s management to encourage improved ESG practices for those companies that have a United Nations Global Compact Principles status of “fail,” with the expectation that these engagement efforts will result in improvements over time, and will sell a security if a company is not responsive to such engagement efforts.

2.	Under “Principal Investment Risks” in the Fund Summary section of Janus Henderson Emerging Markets Fund’s prospectuses, the following risk factor is added:

ESG Investment Risk. Because the Fund considers environmental, social, and governance (“ESG”) factors in selecting securities, the Fund may perform differently than funds that do not consider ESG factors. Due to the ESG considerations and exclusionary criteria employed by the Fund, the Fund may not be invested in certain industries or sectors, and therefore may have lower performance than portfolios that do not apply similar criteria. ESG-related information provided by issuers and third parties, which portfolio management may utilize, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Further, the regulatory landscape for ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to consider their environmental or social practices may fall out of favor, which could potentially limit the Fund’s investment universe. There is also a risk that the issuers identified through the investment process employed by the Fund may fail to adhere to positive environmental or social practices, which may result in selling a security when it might otherwise be disadvantageous to do so.

3.	Under “Principal Investment Strategies” in the Fund Summary section of Janus Henderson Global Sustainable Equity Fund’s prospectuses, the following list replaces the corresponding list in its entirety:

•	alcohol;
•	animal testing (non-medical);
•	chemicals of concern;
•	civilian firearms and ammunition;
•	controversial weapons;
•	conventional weapons;
•	fossil fuels;

•	fur;
•	gambling;
•	genetically modified organisms;
•	human stem cell research;
•	intensive farming;
•	nuclear power generation;
•	pornography;
•	tobacco; and
•	United Nations Global Compact and Organization for Economic Co-operation and Development violators.

4.	Under “Additional Investment Strategies and General Portfolio Policies – Security Selection” in the Additional Information about the Funds section of the Funds’ prospectuses the following paragraphs replace the corresponding paragraphs in their entirety:

Janus Henderson Emerging Markets Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies in emerging market countries. Portfolio management employs both a “top-down” and “bottom-up” approach to select investments for the Fund. The top-down approach involves a macro analysis of factors that include an issuer’s economic growth profile, the stages of a country’s development, and trends in a country’s governance and regulatory framework. The bottom-up analysis focuses on fundamental research and considers, among other factors, a company’s valuation, growth potential, competitive positioning, projected future earnings, cash flows, governance, and dividends. As part of its investment process, portfolio management utilizes third-party inputs to seeks to (i) invest at least 20% of the Fund’s net asset value, under normal circumstances, in companies that are aligned with at least one of the United Nation’s Sustainable Development Goals; and (ii) invest in a portfolio of securities that, in the aggregate, has a lower carbon intensity than the MSCI Emerging Markets Index. Portfolio management will engage with an issuer’s management to encourage improved ESG practices for those companies that have a United Nations Global Compact Principles status of “fail,” with the expectation that these engagement efforts will result in improvements over time, and will sell a security if a company is not responsive to such engagement efforts. In addition, the Fund will generally consider selling a stock when, in portfolio management’s opinion, there is a deterioration in the factors considered in selecting investments for the Fund, including changes in a country’s stage of development, governance, or regulatory framework. The Fund will also consider selling a stock when, in portfolio management’s opinion, a company’s fundamentals or a company’s revenue growth has slowed, or there has been changes in a company’s risk/reward potential.

Janus Henderson Global Sustainable Equity Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. In selecting investments, portfolio management employs a “bottom-up” approach that focuses on fundamental research. To identify the universe of investible securities for the Fund, portfolio management first employs positive selection criteria that seeks to identify companies that derive at least 50% of their current or future expected revenues from at least one of ten environmental and social themes. Environmental themes include efficiency, cleaner energy, water management, environmental services, and sustainable transport. Social themes include sustainable property and finance, safety, quality of life, knowledge and technology, and health.

Next, portfolio management applies broad-based negative screens, which rely on third-party inputs, to seek to avoid securities of issuers that, in the determination of the Adviser, are significantly engaged in or derive more than de minimis revenue (generally no more than 5-10%, except as noted below) from industries, activities, or assets considered by portfolio management to have a negative impact on society or the environment. A current list of such industries, activities, or assets, which may evolve over time, follows:

•	alcohol;
•	animal testing (non-medical);
•	chemicals of concern (such as, but not limited to, microbeads, persistent organic pollutants and the manufacture of any other substances banned or restricted under international conventions);

•	civilian firearms and ammunition;
•	controversial weapons;
•	conventional weapons;
•	fossil fuels;
•	fur;
•	gambling;
•	genetically modified organisms;
•	human stem cell research;
•	intensive farming;
•	nuclear power generation;
•	pornography;
•	tobacco production, distribution, retail, licensing and supply and sales; and
•	United Nations Global Compact and Organization for Economic Co-operation and Development violators.

In screening such investments, there may be instances where the de minimis limits cannot be expressed quantitatively, in which case portfolio management applies a qualitative assessment of an issuer. Among other things, the qualitative assessment looks at the extent to which an “avoided” activity is part of a company’s business, whether a company is taking action to address and improve upon such activity, and may consider certain issuers, industries or sectors that are in the process of transitioning to sustainable business practices, in which case a threshold of greater than 5-10% may initially be applied.

Issuers are excluded if they derive any revenue from controversial weapons, fossil fuels, or tobacco production. As it relates to the fossil fuels exclusion, portfolio management may invest in issuers generating power from natural gas if the issuer’s strategy involves a transition to renewable energy power generation and they have a carbon intensity aligned with the Paris Agreement on Climate Change.

In addition, portfolio management applies screens to exclude direct investment in:

•	any issuer whose head office is located in a country or territory included in the latest available version of the European Union’s list of countries and territories not cooperating on tax issues;
•	any issuer whose registered office is domiciled in a country or territory on the Financial Action Task Force blacklist or greylist; and
•	any issuer that that derives 50 % or more of its revenues from electricity generation with a greenhouse gas intensity that exceeds certain thresholds for power sector emissions intensity.

In selecting investments, portfolio management will then consider, among other factors, a company’s growth potential, competitive positioning, operational quality, and strategy. Portfolio management may also consider factors such as a company’s historic and projected return on capital, balance sheets, and financial models. Portfolio management will also consider ESG factors, which may include climate change, deforestation, biodiversity, human rights, company culture, community relations, board structure and diversity, executive pay, and corporate reporting. Portfolio management seeks to maintain a portfolio of securities that has a carbon footprint and carbon intensity that is at least 20% below the MSCI World Index. At portfolio management’s discretion, the Fund will engage with a company’s management regarding matters that may include shareholder rights, governance and remuneration, climate change, carbon emissions, pollution, biodiversity, human capital, and diversity and inclusion.

Portfolio management does not apply these ESG and sustainable investment criteria in managing the Fund’s exposure to cash and cash equivalents.

The Fund will generally consider selling a stock if, in portfolio management’s opinion, there has been a regulatory, industry, or position-level change that may impair a company’s revenue growth. The Fund will also consider selling a stock if, in portfolio management’s opinion, the company’s business model no longer meets the sustainable investment criteria employed in managing the Fund.

5.	Under “Risks of the Funds” in the Additional Information about the Funds section of the Fund's prospectus, the following risk factor replaces the corresponding risk factor in its entirety:

ESG Integration Risk. Portfolio management of Janus Henderson Global Equity Income Fund integrates ESG factors by incorporating ESG information into the Fund's investment process. As a result, the Fund may have different exposures to certain industries, sectors, or regions relative to its benchmark index and/or similar funds that do not consider ESG factors. This may in turn cause the Fund to underperform relative to its benchmark index or similar funds that do not consider ESG factors. In addition, information related to ESG factors provided by issuers and third parties, upon which portfolio management, may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies or be applied differently across issuers and industries. Further, the regulatory landscape regarding ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment policies.

Please retain this Supplement with your records.